Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets / Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Carrying value, beginning balance	$ 3	$ 7	$ 30
Changes through profit and loss	(162)	11	(20)
Addition through business combination	0	(10)	0
Changes through OCI	(2)	0	(2)
Translation difference		(5)	(1)
Carrying value, ending balance	(161)	3	7	$ 30
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	21	21	35
Changes through profit and loss	9	2	(13)
Translation difference	(1)	(2)	(1)
Carrying value, ending balance	29	21	21	35
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	27	24	23
Changes through profit and loss	(3)	6	2
Translation difference		(3)	(1)
Carrying value, ending balance	24	27	24	23
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	8	7	6
Changes through profit and loss	(1)	2	2
Translation difference		(1)	(1)
Carrying value, ending balance	7	8	7	6
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	32	28	30
Changes through profit and loss	(5)	6	(1)
Translation difference		(2)	(1)
Carrying value, ending balance	27	32	28	30
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	70	70	68
Changes through profit and loss	6	6	4
Translation difference	(1)	(6)	(2)
Carrying value, ending balance	75	70	70	68
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	30	17	16
Changes through profit and loss	(23)	14	1
Translation difference		(1)
Carrying value, ending balance	7	30	17	16
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	0	(3)	(8)
Changes through profit and loss	(1)	3	4
Changes through OCI	(1)		0
Translation difference		0	1
Carrying value, ending balance	(2)	0	(3)	(8)
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	87	89	48
Changes through profit and loss	10	(2)	42
Translation difference		0	(1)
Carrying value, ending balance	97	87	89	48
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(42)	(41)	(50)
Changes through profit and loss	8	9	8
Addition through business combination		(10)	0
Translation difference		0	1
Carrying value, ending balance	(34)	(42)	(41)	(50)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(164)	(112)	(84)
Changes through profit and loss	(78)	(62)	(32)
Translation difference	3	10	4
Carrying value, ending balance	(239)	(164)	(112)	(84)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(105)	(110)	(68)
Changes through profit and loss	(24)	5	(42)
Carrying value, ending balance	(129)	(105)	(110)	(68)
Interest Receivable on Income Tax Refund
Income Taxes [Line Items]
Changes through profit and loss	(58)
Carrying value, ending balance	(58)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	32	11	10
Changes through profit and loss	(2)	21	3
Changes through OCI	(1)	0	(2)
Translation difference	(1)			0
Carrying value, ending balance	28	32	11	10
Intangible assets
Income Taxes [Line Items]
Carrying value, beginning balance	7	6	4
Changes through profit and loss		1	2
Carrying value, ending balance	$ 7	$ 7	$ 6	$ 4